Lease Arrangements	12 Months Ended
Dec. 31, 2011
Lease Arrangements [Abstract]
Lease Arrangements
14.     Lease Arrangements
We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from one year to eight years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2011 or 2010.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2011 (in thousands):

2012	$19,797
2013	14,995
2014	12,030
2015	9,725
2016	5,155
Thereafter	2,146
Total minimum rental payments	63,848
Less: minimum sublease rentals	(69)
Net minimum rental payments	$63,779

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Total rental payments	$22,199	$21,777	$21,219
Less sublease rentals	(170)	(237)	(270)
Net rental expense	$22,029	$21,540	$20,949